Right-of-use assets and liability related to right-of-use of assets - Schedule of detailed information about right-of-use assets and lease liabilities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	$ 121,874,096		$ 90,372,393
As of January 1	121,874,096		90,372,393	$ 101,976,844
Additions and release	15,355,610		48,996,728	4,680,419
Business combinations			4,252,773
Modifications	23,807,386		17,235,004	12,968,719
Depreciation	(31,839,050)		(28,984,861)	(25,525,305)
Disposals			(821,901)
Transfers			(404,843)
Translation adjustment	(15,629,722)		(8,771,197)	(3,728,284)
Balance at December 31	113,568,320	$ 6,723	121,874,096	90,372,393
As of January 1	134,148,811
Interest expense	10,648,584		8,903,397	7,129,251
Payments	(39,498,197)	$ (2,338)	(33,823,287)	(30,544,750)
Balance at December 31	125,169,156		134,148,811
Towers and sites [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	106,219,649		76,557,028	85,218,875
Additions and release	14,744,304		42,958,221	3,145,941
Business combinations			4,247,042
Modifications	25,773,865		11,859,492	10,945,985
Depreciation	(26,763,563)		(22,858,868)	(19,849,598)
Disposals			(696,904)
Transfers			(165,779)
Translation adjustment	(13,391,742)		(5,680,583)	(2,904,175)
Balance at December 31	106,582,513		106,219,649	76,557,028
Property [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	9,222,438		9,936,705	12,205,435
Additions and release	464,791		574,801	482,456
Business combinations			318
Modifications	1,430,795		3,584,607	1,024,573
Depreciation	(3,122,468)		(3,369,095)	(3,086,201)
Disposals			(88,303)
Transfers			(126,763)
Translation adjustment	(1,358,124)		(1,289,832)	(689,558)
Balance at December 31	6,637,432		9,222,438	9,936,705
Office equipment [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	6,432,009		3,878,660	4,552,534
Additions and release	146,515		5,463,706	1,052,022
Business combinations			5,413
Modifications	(3,397,274)		1,790,905	998,161
Depreciation	(1,953,019)		(2,756,898)	(2,589,506)
Disposals			(36,694)
Transfers			(112,301)
Translation adjustment	(879,856)		(1,800,782)	(134,551)
Balance at December 31	348,375		6,432,009	3,878,660
Liability related to right-of-use of assets [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	134,148,811		98,654,225	109,327,241
Additions and release	12,244,019		44,134,101	3,060,042
Business Combinations			9,129,255
Modifications	39,109,007		19,038,741	12,535,394
Interest expense	10,648,584		8,903,397	7,129,251
Payments	(39,498,197)		(33,823,287)	(30,544,750)
Disposals			(1,044,480)
Transfers			(438,571)
Translation adjustment	(31,483,068)		(10,404,570)	(2,852,953)
Balance at December 31	$ 125,169,156		$ 134,148,811	$ 98,654,225